Long-term Debt [Text Block] (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Long-term Debt Instruments [Table Text Block]

The following tables present the composition of our long-term debt portfolio.

December 31, ($ in millions)	Amount	Interest rate	Weighted average interest rate (a)	Due date range
2013
Unsecured debt
Fixed rate (b)	$21,367
Variable rate	2,755
Trust preferred securities	2,624
Fair value adjustment (c)	445

Total unsecured debt	27,191	0.32 - 10.29%	6.28%	2014 - 2049
Secured debt
Fixed rate	20,492
Variable rate	21,782

Total secured debt (d) (e)	42,274	0.40 - 4.59%	0.98%	2014 - 2022

Total long-term debt	$69,465

2012
Unsecured debt
Fixed rate (b)	$27,588
Variable rate	2,345
Trust preferred securities	2,623
Fair value adjustment (c)	1,094

Total unsecured debt	33,650	0.38 - 10.29%	6.72%	2013 - 2049
Secured debt
Fixed rate	20,076
Variable rate	20,835

Total secured debt (d) (e)	40,911	0.25 - 8.30%	1.10%	2013 - 2021

Total long-term debt	$74,561

(a)	Based on the debt outstanding and the interest rate at December 31 of each year.

(b)	Includes subordinated debt of $271 million at December 31, 2013 and $251 million at December 31, 2012.

(c)	Amount represents the hedge accounting adjustment of fixed-rate debt.

(d)	Includes $24.1 billion and $26.5 billion of VIE secured debt outstanding at December 31, 2013 and 2012, respectively.

(e)	Includes $15.1 billion and $13.5 billion of debt outstanding from the Automotive secured revolving credit facilities at December 31, 2013 and 2012, respectively.

Long-term Debt Portfolio [Table Text Block]

	2013			2012
December 31, ($ in millions)	Unsecured	Secured	Total	Unsecured	Secured	Total
Long-term debt
Due within one year	$5,321	$11,851	$17,172	$1,070	$11,503	$12,573
Due after one year	21,425	30,423	51,848	31,486	29,408	60,894
Fair value adjustment	445	—	445	1,094	—	1,094

Total long-term debt	$27,191	$42,274	$69,465	$33,650	$40,911	$74,561

Scheduled Remaining Maturity of Long-term Debt [Table Text Block]

The following table presents the scheduled remaining maturity of long-term debt, assuming no early redemptions will occur. The actual payment of secured debt may vary based on the payment activity of the related pledged assets.

Year ended December 31, ($ in millions)	2014	2015	2016	2017	2018	2019 and thereafter	Fair value adjustment	Total
Unsecured
Long-term debt	$5,511	$5,163	$1,934	$3,527	$1,278	$10,922	$445	$28,780
Original issue discount	(190)	(59)	(65)	(77)	(90)	(1,108)	—	(1,589)

Total unsecured	5,321	5,104	1,869	3,450	1,188	9,814	445	27,191

Secured
Long-term debt	11,851	13,819	7,861	5,211	2,256	1,276	—	42,274

Total long-term debt	$17,172	$18,923	$9,730	$8,661	$3,444	$11,090	$445	$69,465

Pledged assets for the payment of the related secured borrowings and repurchase agreements [Table Text Block]

The following summarizes assets restricted as collateral for the payment of the related debt obligation primarily arising from securitization transactions accounted for as secured borrowings and repurchase agreements.

	2013		2012
December 31, ($ in millions)	Total	Ally Bank (a)	Total	Ally Bank (a)
Investment securities	$2,864	$2,864	$1,911	$1,911
Mortgage assets held-for-investment and lending receivables	8,524	8,524	9,866	9,866
Consumer automobile finance receivables	32,947	12,332	29,557	14,833
Commercial automobile finance receivables	21,249	21,249	19,606	19,606
Investment in operating leases, net	5,810	3,190	6,058	1,691
Other assets	563	—	999	272

Total assets restricted as collateral (b)	$71,957	$48,159	$67,997	$48,179

Secured debt (c)	$47,594	$27,818	$45,111	$29,162

(a)	Ally Bank is a component of the total column.

(b)

Ally Bank has an advance agreement with the Federal Home Loan Bank of Pittsburgh (FHLB) and had assets pledged to secure borrowings that were restricted as collateral to the FHLB totaling $12.7 billion and $12.6 billion at December 31, 2013, and 2012, respectively. These assets were composed primarily of consumer and commercial mortgage finance receivables and loans, net. Ally Bank has access to the Federal Reserve Bank Discount Window. Ally Bank had assets pledged and restricted as collateral to the Federal Reserve Bank totaling $3.2 billion and $1.9 billion at December 31, 2013, and 2012, respectively. These assets were composed of consumer mortgage finance receivables and loans, net; consumer automobile finance receivables and loans, net; and investment securities. Availability under these programs is only for the operations of Ally Bank and cannot be used to fund the operations or liabilities of Ally or its subsidiaries.

(c)	Includes $5.3 billion and $4.2 billion of short-term borrowings at December 31, 2013, and 2012, respectively.

Schedule Of Committed Funding Facilities [Table Text Block]

	Outstanding		Unused capacity (a)		Total capacity
December 31, ($ in millions)	2013	2012	2013	2012	2013	2012
Bank funding
Secured	$2,750	$3,800	$250	$4,700	$3,000	$8,500
Parent funding
Unsecured (b)	—	118	—	25	—	143
Secured (c) (d) (e)	15,159	22,454	6,497	7,839	21,656	30,293

Total Parent funding	15,159	22,572	6,497	7,864	21,656	30,436

Shared capacity (f)	—	1,154	—	2,971	—	4,125

Total committed facilities	$17,909	$27,526	$6,747	$15,535	$24,656	$43,061

(a)	Funding from committed secured facilities is available on request in the event excess collateral resides in certain facilities or is available to the extent incremental collateral is available and contributed to the facilities.

(b)	Total unsecured parent funding capacity represented committed funding for our discontinued international automobile financing business.

(c)	Total secured parent funding capacity included committed funding for our discontinued international automobile financing business of $12.0 billion at December 31, 2012, with outstanding debt of $9.6 billion.

(d)	Total unused capacity included $2.2 billion at December 31, 2012 from certain committed funding arrangements that were generally reliant upon the origination of future automotive receivables available in 2013.

(e)	Includes the secured facilities of our Commercial Finance Group.

(f)	Funding was generally available for assets originated by Ally Bank or the parent company, Ally Financial Inc. Total shared facilities included committed funding for our discontinued international automobile financing business of $0.1 billion as of December 31, 2012, with outstanding debt of $0.1 billion.